NOTE 3 - GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Jan. 06, 2021	Mar. 31, 2019
Net Income (Loss) Attributable to Parent	$ 2,800,677	$ 343,033	$ 3,213,315
Stockholders' Equity Attributable to Parent	(10,703,856)	759,119	(10,703,856)	$ 759,119		$ (136)
Retained Earnings (Accumulated Deficit)	$ 4,712,691	1,499,376	$ 4,712,691	1,499,376
A B T I Pharma [Member]
Net Income (Loss) Attributable to Parent				343,033
Stockholders' Equity Attributable to Parent		355,376		355,376	(2)		$ (2)
Retained Earnings (Accumulated Deficit)		$ 343,033		$ 343,033